UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	11/30/2015

Item 1. Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of November 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.6%
MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475	$537,496
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare	6.250%	08/01/39	1,000	1,160,000
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare, Ser. A	5.000%	08/01/43	2,000	2,237,260
Anaheim Calif. Pub. Fin. Auth. Rev., Ser. A, Rfdg.	5.000%	05/01/39	1,000	1,130,330
California Cnty. Tob. Securitization Agy., Rev., Tob. Conv. Bonds, LA Cnty. (Converted to Fixed on 12/01/10)	5.250%	06/01/21	1,470	1,482,774
California Cnty. Tob. Securitization Corp., Rev., Tob. Conv. Bonds, Ser. B (Converted to Fixed on 12/01/08)	5.100%	06/01/28	1,035	1,020,893
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	5.125%	10/01/40	1,000	1,113,150
California Hlth. Facs. Fing. Auth. Rev., Cedars Sinai Med. Ctr., Rfdg.	5.000%	11/15/33	1,000	1,175,060
California Hlth. Facs. Fing. Auth. Rev., Episcopal Home, Ser. B, Rfdg. (Pre-refunded date 02/01/20)(a)	6.000%	02/01/32	1,000	1,198,600
California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Childrens Hosp., Ser. A	5.000%	08/15/43	1,000	1,123,690
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. B	5.500%	10/01/39	1,500	1,703,595
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(a)	6.500%	10/01/38	20	23,108
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C, Unrefunded Balance (Pre-refunded date 10/01/18)(a)	6.500%	10/01/38	980	1,132,272
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A	5.000%	11/15/40	1,000	1,114,720
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A, Rfdg.	5.000%	11/15/36	1,200	1,344,120
California Hlth. Facs. Fing. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%	07/01/39	1,000	1,137,310
California Hlth. Facs. Fing. Auth. Rev., Stanford Healthcare, Ser. A	5.000%	08/15/54	1,000	1,120,760
California Hlth. Facs. Fing. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%	11/15/40	500	591,360
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. A, Rfdg.	5.000%	08/15/43	1,500	1,707,600
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. D, Rfdg.	5.250%	08/15/31	1,000	1,163,320
California Infrast. & Econ. Dev. Bk. Rev., Academy Motion Picture Art, Rfdg.	4.000%	11/01/45	2,000	2,043,400
California Infrast. & Econ. Dev. Bk. Rev., Walt. Dis. Fam. Musm., Walt & Lilly Disney	5.250%	02/01/38	2,000	2,154,940
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	5.250%	06/01/26	1,100	1,106,336
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	1,250	1,330,113
California Sch. Fin. Auth. Rev., Alliance Clg.-Ready Pub. Schs., 144A	5.000%	07/01/45	1,000	1,027,560

California Sch. Fin. Auth. Rev., Green Dot Pub. Sch. Proj., Ser. A	5.000%	08/01/45	610	631,728
California Sch. Fin. Auth. Sch. Facs. Rev., Kipp. LA. Proj., Ser A., 144A	5.000%	07/01/45	1,000	1,056,900
California St.	5.000%	03/01/45	2,000	2,284,520
California St.	5.000%	08/01/45	1,500	1,721,610
California St., Unrefunded Balance, GO	5.500%	04/01/30	5	5,020
California St., Var. Purp., GO	5.000%	10/01/29	1,500	1,718,520

California St., Var. Purp., GO	5.000%		09/01/41	5,000	5,628,600
California St., Var. Purp., GO	5.000%		10/01/41	1,250	1,409,262
California St., Var. Purp., GO	5.250%		04/01/35	1,250	1,448,650
California St., Var. Purp., GO	5.250%		11/01/40	750	873,975
California St., Var. Purp., GO	5.500%		11/01/39	1,000	1,157,900
California St., Var. Purp., GO	5.500%		03/01/40	2,000	2,312,260
California St., Var. Purp., GO	6.000%		03/01/33	2,750	3,300,687
California St., Var. Purp., GO	6.000%		04/01/38	3,000	3,495,210
California St., Var. Purp., GO	6.000%		11/01/39	1,500	1,785,645
California St. Dept. Wtr. Res. Rev., Central Valley Proj., Ser. AE, Unrefunded Balance	5.000%		12/01/29	70	77,134
California St. Dept. Wtr. Res. Rev., Wtr. Sys., Ser. AF (Pre-refunded date 12/01/18)(a)	5.000%		12/01/29	875	980,306
California St. Dept. Wtr. Res. Rev., Wtr. Sys., Ser. AF, Unrefunded Balance	5.000%		12/01/29	625	696,619
California St. Pub. Wks. Brd. Lease Rev., Dept. General Service, Ser. D	5.250%		06/01/28	750	750,098
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Ser. D	5.000%		12/01/31	1,000	1,153,000
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. G-1	5.750%		10/01/30	750	873,105
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Sub. Ser. I-1	6.375%		11/01/34	750	898,950
California St. Univ. Rev., Ser. A, Systemwide	5.000%		11/01/37	1,250	1,429,312
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250%		11/01/44	250	254,353
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev.	6.000%		07/01/30	1,000	1,061,360
California Statewide Cmntys. Dev. Auth. Rev., Beverly Cmnty. Hospital Asset	5.000%		02/01/45	1,500	1,594,425
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	5.000%		11/01/40	1,000	1,096,090
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr.	5.250%		12/01/44	1,000	1,053,880
California Statewide Cmntys. Dev. Auth. Rev., Polytechnic Sch.	5.000%		12/01/34	2,000	2,240,540
California Statewide Cmntys. Dev. Auth. Rev., Presbyterian Homes	7.250%		11/15/41	500	580,165
California Statewide Cmntys. Dev. Auth. Rev., Spl. Tax No. 97-1, CABS	5.410	%(b)	09/01/22	2,020	1,408,647
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%		08/15/42	2,000	2,358,860
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	5.875%		01/01/34	1,000	1,141,310
Chula Vista Dev. Agy. Rev., Tax Alloc. Sub. Bayfront, Ser. B, Rfdg.	5.250%		10/01/27	1,540	1,541,232
City of La Verne CA, Brethren Hillcrest Homes, COP	5.000%		05/15/36	1,250	1,330,188
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., AMBAC	5.000%		09/01/24	2,000	2,007,800
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills	5.000%		09/01/34	500	549,765
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	5.000%		08/01/40	1,250	1,425,612
Golden St. Tob. Securitization Corp. Rev., Asset-Bkd., Sr., Ser. A-1	4.500%		06/01/27	3,935	3,866,019
Golden St. Tob. Securitization Corp. Rev., Ser. A, Conv., CABS, AMBAC (Converted to Fixed on 06/01/10)	4.600%		06/01/23	3,000	3,222,990
Golden West Sch. Fing. Auth. Rev., Ser. A., CABS, NATL, Rfdg.	2.540	%(b)	02/01/19	2,110	1,947,678
Guam Gov’t. Bus. Privilege Tax Rev., Ser. D, Rfdg.	5.000%		11/15/39	750	826,643
Guam Gov’t. Ltd. Oblig. Rev., Section 30, Ser. A	5.750%		12/01/34	500	554,485
Guam Gov’t. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%		07/01/35	500	548,580
Guam Intl. Arpt. Auth. Rev., AMT, Ser. C	6.375%		10/01/43	500	583,750
Inland Vly. Dev. Agcy., Ser. A, Rfdg.	5.000%		09/01/44	500	544,350
Jurupa Pub. Fing. Auth., Ser. A, Rfdg.	5.000%		09/01/42	1,250	1,373,425

La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, CABS, NATL	2.820	%(b)	08/01/23	2,000	1,613,160
Lincoln Calif. Pub. Fing. Auth. Rev., Twelve Bridges Sub. Dist., Ser. B	6.000%		09/02/27	1,000	1,154,380
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.000%		11/15/35	2,350	2,695,520
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.250%		11/15/19	580	653,747
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500%		11/15/30	1,235	1,491,769
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500%		11/15/32	345	421,228
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500%		11/15/37	1,290	1,564,589
Long Beach Hbr. Rev., Ser. A, AMT, NATL, Rfdg.	6.000%		05/15/19	3,000	3,466,020
Long Beach Marina Sys. Rev.	5.000%		05/15/45	1,000	1,088,770
Los Angeles Calif. Cmnty. College Dist., Election of 2003, Ser. F-1, GO (Pre-refunded date 08/01/18)(a)	5.000%		08/01/33	3,250	3,598,367
Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO (Pre-refunded date 08/01/19)(a)	6.000%		08/01/33	2,000	2,354,740
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	5.000%		05/15/34	1,000	1,123,090
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%		05/15/38	2,500	2,792,925
Los Angeles Calif. Dept. Arpts. Rev., Ser. C, Rfdg.	5.000%		05/15/38	1,000	1,145,010
Los Angeles Cnty. Regional Fing. Auth., Montecedro, Inc. Proj., Ser. A	5.000%		11/15/44	1,250	1,411,800
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	5.000%		07/01/39	1,000	1,102,290
Los Angeles Dept. of Wtr. & Pwr. Sys., Ser. B	5.000%		07/01/34	2,500	2,866,150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	5.375%		07/01/38	1,530	1,707,143
M-S-R Energy Auth. Calif., Ser. A	6.500%		11/01/39	1,000	1,348,650
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, SAVRS, RIBS	5.750%		08/10/18	1,650	1,779,525
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Unrefunded Balance, Ser. A	5.750%		07/01/21	1,940	2,269,839
Orange Cnty. Cmnty. Facs. Dist., No. 2015-1 Esencia Vlg., Ser. A	5.250%		08/15/45	1,000	1,093,790
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000%		08/15/29	1,000	1,156,790
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%		11/01/41	1,200	1,272,624
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	4.150	%(b)	08/01/26	1,375	887,026
Port of Oakland, AMT, Inter. Lien, Ser. A, NATL, Rfdg.	5.000%		11/01/29	3,000	3,195,240
Port of Oakland, AMT, Ser. O, Rfdg.	5.125%		05/01/30	1,000	1,113,210
Port of Oakland, AMT, Sr. Lien., Ser. P, Rfdg.	5.000%		05/01/33	1,750	1,948,625
Poway Uni. Sch. Dist. Pub. Fing. Auth., Ser. A, Rfdg.	5.000%		09/01/35	1,000	1,085,650
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%		07/01/37	390	269,326
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%		07/01/47	325	226,746
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, GO, Rfdg.	5.500%		07/01/39	1,000	635,060
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%		08/01/42	980	421,469
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Sr. Lien, Ser. C	5.250%		08/01/40	750	464,145
Rancho Cucamonga Redev. Agy. Successor Agy., Rancho Redev. Proj. Area, AGM	5.000%		09/01/32	450	517,689
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg.(a)	6.368%		07/01/22	60	71,235
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg.(a)(c)(d)	12.203	%(e)	07/01/22	1,590	2,185,455

Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500%		10/01/40	1,000	1,170,780
Riverside Cnty. Infrast. Fing. Auth. Rev., Ser. A, Rfdg.	4.000%		11/01/37	1,250	1,271,500
Riverside Cnty. Pub. Fing. Auth., Cap. Facs. Proj.	5.250%		11/01/45	1,000	1,164,710
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Ser. A	5.750%		06/01/44	500	569,075
Rocklin Uni. Sch. Dist., Ser. C, GO, CABS, NATL	0.480	%(b)	08/01/16	1,400	1,395,478
Roseville Calif. Spl. Tax., WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs. Rfdg.	5.000%		09/01/37	500	533,770
Sacramento City Fing. Auth., Ser. B, CABS, NATL	1.550	%(b)	11/01/17	5,695	5,528,991
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, NATL	0.747	%(e)	12/01/35	1,000	914,360
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500%		12/01/41	500	608,045
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	8.000%		12/01/26	500	649,700
San Clemente Spl. Tax, Cmnty. Facs. Dist. #2006-1	5.000%		09/01/46	1,000	1,065,840
San Diego Cmnty. College Dist., Election of 2006, GO	5.000%		08/01/41	1,500	1,723,440
San Diego Cnty. Regl. Arpt. Auth., AMT, Sr. Ser. B	5.000%		07/01/43	2,000	2,194,120
San Diego Pub. Facs. Fing. Auth., Cap. Impt. Projs., Ser. A	5.000%		10/15/44	1,000	1,121,630
San Diego Redev. Agy. Tax Alloc., North Bay Redev.	5.875%		09/01/29	3,000	3,004,590
San Diego Regl. Bldg. Auth., Lease Rev., Cnty. Operations Ctr. & Annex, Ser. A	5.375%		02/01/36	1,000	1,119,060
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, NATL	6.000%		07/01/19	1,000	1,172,210
San Francisco Calif. City & Cnty. Redev. Fing. Auth., Tax Alloc. Mission Bay North Redev., Ser. C	6.500%		08/01/39	1,000	1,142,110
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. A	5.250%		05/01/33	500	573,605
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. A, Rfdg.	5.000%		05/01/31	1,000	1,122,800
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. C, Rfdg.	5.000%		05/01/25	1,555	1,777,723
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. F, Rfdg.	5.000%		05/01/28	1,000	1,136,830
San Francisco City & Cnty. Airports Commission, AMT, Ser. A	5.000%		05/01/44	2,000	2,209,400
San Jose Calif., Library & Park Proj., GO	5.000%		09/01/33	2,200	2,269,960
San Jose Calif. Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	5.500%		08/01/35	1,000	1,101,710
San Jose Evergreen Cmnty. College Dist. Election of 2004, Ser. B, AGM, CABS, GO	0.860	%(b)	09/01/17	1,000	985,060
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500%		09/01/25	2,160	2,165,184
San Mateo Cnty. Calif., Jt. Pwrs. Fing. Auth., Ser. A	5.000%		07/15/33	1,000	1,090,290
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625%		09/01/36	325	360,721
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	3.580	%(b)	08/01/29	1,250	769,588
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, NATL, CABS	3.110	%(b)	08/01/28	1,055	713,296
South Bayside Wste. Mgmt. Auth. Calif., Solid Waste Enterprise Shoreway Environmental, Ser. A	6.000%		09/01/36	500	572,070
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, AMBAC, ETM, CABS, Rfdg.(a)	0.510	%(b)	07/01/16	7,415	7,392,903
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Ser. A, Rmkt.	6.250%		10/01/40	700	852,866
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A	4.750%		06/01/23	2,695	2,694,865
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	6.000%		06/01/22	2,000	2,031,940
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625%		01/01/29	1,000	1,128,780
University of Calif. Rev. Gen., Ser. O (Pre-refunded date 05/15/19)(a)	5.750%		05/15/34	1,250	1,448,000

Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	6.750%	10/01/37	250	281,363
Virgin Islands Pub. Fin. Auth. Rev., Ser. A	5.000%	10/01/34	1,000	1,073,770
Walnut Energy Center Auth. Rev., Rfdg.	5.000%	01/01/34	1,000	1,146,300

TOTAL INVESTMENTS — 99.6% (cost $198,430,252)(f)				215,122,150
Other assets in excess of liabilities — 0.4%				852,478

NET ASSETS — 100.0%				$215,974,628

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-Counter
RIBS	Residual Interest Bonds
SAVRS	Select Auction Variable Rate Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(b)	Represents zero coupon bond. Rate quoted represents effective yield at November 30, 2015.
(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2015.
(d)	Indicates a security that has been deemed illiquid. (unaudited)
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2015.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$197,878,911

Appreciation	18,812,344
Depreciation	(1,569,105)

Net Unrealized Appreciation	$17,243,239

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$215,122,150	$—

Total	$—	$215,122,150	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 20, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date January 20, 2016

*	Print the name and title of each signing officer under his or her signature.